91444 P2 10/22

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED OCTOBER 14, 2022

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

EACH DATED JANUARY 28, 2022, OF

CLEARBRIDGE GLOBAL INFRASTRUCTURE INCOME FUND (THE “FUND”)

Effective October 14, 2022, Class C shares of the Fund are available for purchase.

I.	The information below replaces in its entirety the corresponding information on the cover of the Fund’s Summary Prospectus and Prospectus:

Share class (Symbol): A (RGAVX), C (CBGAX), R(—), I (RGIVX), IS (RGSVX)

II.	The information below replaces in its entirety the corresponding information on the cover of the Fund’s SAI:

Fund	Class A	Class C	Class R	Class I	Class IS
CLEARBRIDGE GLOBAL INFRASTRUCTURE INCOME FUND (the “Fund”)	RGAVX	CBGAX	—	RGIVX	RGSVX

Please retain this supplement for future reference.